Regulatory Capital Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Schedule of Subordinated Bonds Classified as Current and Non-current
As of December 31, 2025 and 2024, the Bank’s subordinated bonds classified as current and non-current are summarised below:

	As of December 31,
	2025	2024
	MCh$	MCh$
Current portion	202,169	-
Non- current portion	1,746,324	1,910,697
Total subordinated bonds	1,948,493	1,910,697

Schedule of Subordinated Bonds Per Currency
Detail of the subordinated bonds per currency is as follows:

	As of December 31,
	2025	2024
	MCh$	MCh$
Subordinated bonds denominated in USD	181,378	199,701
Subordinated bonds denominated in UF	1,767,115	1,710,996
Total subordinated bonds	1,948,493	1,910,697

Schedule of Maturities of Subordinated Bond
The composition of other financial obligations, by maturity, is detailed below:

	As of December 31,
	2025	2024
	MCh$	MCh$
Non-current portion
Due after 1 year but within 2 years	-	-
Due after 2 year but within 3 years	-	-
Due after 3 year but within 4 years	-	-
Due after 4 year but within 5 years	-	-
Due after 5 years	-	-
Non-current portion subtotal	-	-
Current portion
Amounts due to credit card operators	192,107	198,633
Acceptance of letters of credit	30,628	204
Other long-term financial obligations, short-term portion	1,586	1,704
Current portion subtotal	224,321	200,541

Total other financial liabilities	224,321	200,541
The maturities of subordinated bonds

	As of December 31,
	2025	2024
	MCh$	MCh$
Due within 1 year	202,169	-
Due after 1 year but within 2 years	-	201,066
Due after 2 year but within 3 years	124,099	-
Due after 3 year but within 4 years	-	131,208
Due after 4 year but within 5 years	181,378	-
Due after 5 years	1,440,847	1,578,423
Total subordinated bonds	1,948,493	1,910,697

Schedule of Movements of Subordinated Bonds	Balances of subordinated bonds

	As of December 31,
	2025	2024
	MCh$	MCh$
Balances as of January 1,	1,910,697	1,813,939
New issues/placements	-	-
Accrued interest at effective interés rate	31,807	31,935
Interest payments to the holder	(28,161)	(27,453)
Accrued due to UF	55,118	68,403
Exchange rate	(18,682)	23,930
Others	(2,286)	(57)
Balances as of December 31,	1,948,493	1,910,697